Other Current Assets	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Other Current Assets
NOTE 10. OTHER CURRENT ASSETS

	Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
Prepayments*	1,904,467	3,521,300
Security deposit	10,988	53,194
Accrued income	208,236	21,073
	2,123,691	3,595,567

Prepayments are largely in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.